UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Consolidated Schedule of Investments (unaudited)

At March 31, 2017*

Besides the following listed futures contracts of the Fund’s wholly-owned subsidiary, there were no investments held by the Fund at March 31, 2017.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2017 (see Security Valuation in the Consolidated Notes to Schedule of Investments).

	Number of Contracts	Notional Value	Expiration Date	Unrealized Gain (Loss) on Open Commodity Contracts
Open Futures Contracts – Long
Foreign Contracts
LME Lead Futures LL September 2017 contracts	3	$175,931	Sep-17	$(29)
ICE Brent Crude Oil Futures CO December 2017 contracts	3	162,480	Oct-17	60
LME Tin Futures LT November 2017 contracts	2	201,520	Nov-17	(27)
LME Zinc Futures LX November 2017 contracts	3	208,519	Nov-17	(28)
LME Aluminum Futures LA February 2018 contracts	4	197,625	Feb-18	(38)
	15	946,075		(62)
United States Contracts
COMEX Silver Futures SI July 2017 contracts	2	183,250	Jul-17	70
COMEX Copper Futures HG December 2017 contracts	3	202,688	Dec-17	(375)
NYMEX Natural Gas Futures NG February 2018 contracts	5	175,950	Jan-18	(250)
	10	561,888		(555)
Total Open Futures Contracts**	25	$1,507,963		$(617)

*Commencement of operations, March 30, 2017.

**Collateral amounted to $399,839 on open futures contracts.

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 -	quoted prices in active markets for identical securities.
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of securities at March 31, 2017 using the fair value hierarchy:

At March 31, 2017	Total	Level 1	Level 2	Level 3
Other Financial Instruments
Assets
Open Futures Contracts	$130	$—	$130	$—
Liabilities
Open Futures Contracts	$(747)	$—	$(747)	$—
Total Other Financial Instruments	$(617)	$—	$(617)	$—

For the period ended March 31, 2017, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

USCF MUTUAL FUNDS TRUST

CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2017 (unaudited)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Consolidation

The Fund’s Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 1 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are footnoted on the Consolidated Schedule of Investments.

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

The value of the Fund’s portfolio holdings is based on such holdings’ closing price on local markets when available. If a portfolio holding’s market price is not readily available or does not otherwise accurately reflect the fair value of such investment, the portfolio holding will be valued by another method that the Adviser, as defined below, believes will better reflect fair value in accordance with the valuation policies and procedures of the USCF Mutual Funds Trust (the “Trust”) approved by the Board.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

The expenses of the Trust, which are directly identifiable to the Trust, are applied directly to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: May 30, 2017

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: May 30, 2017